Goodwill and Intangibles - Components of Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 799.3	$ 761.1	$ 770.2	$ 736.2	$ 754.3	$ 697.1	$ 732.8	$ 704.8	$ 3,066.8	$ 2,889.0	$ 2,913.5
Long-lived assets	985.9				999.3				985.9	999.3	827.4	$ 1,006.9
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,483.2	1,373.0	1,361.6
Long-lived assets	602.6				604.7				602.6	604.7	463.8	619.0
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,583.6	1,516.0	1,551.9
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	187.5				204.4				187.5	204.4	190.6	192.3
Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 195.8				$ 190.2				$ 195.8	$ 190.2	$ 173.0	$ 195.6